Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
7.
CASH AND CASH EQUIVALENTS

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$472	$404
Bank deposits	10,423	9,522
	10,895	9,926
Cash equivalents (with maturities of less than three months)
Commercial paper	$19,592	$14,496
Negotiable certificates of deposit	15,500	5,900
Time deposits	4,206	3,502
Stimulus vouchers	—	—
	39,298	23,898
	$50,193	$33,824

The annual yield rates of bank deposits, commercial paper, negotiable certificates of deposit and time deposits as of balance sheet dates were as follows:

	December 31
	2022	2023
Bank deposits	0.00%-2.62%	0.00%-3.10%
Commercial paper	0.56%-1.30%	0.72%-1.33%
Negotiable certificates of deposit	1.20%-1.45%	1.38%
Time deposits	0.01%-4.65%	0.01%-5.50%